Schedule of operating costs (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 2,760	$ 3,532	$ 11,361	$ 8,491
Personnel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		1,720	1,504	5,826	4,239
Purchased services and materials [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs	[1]	818	1,686	4,629	3,440
Travel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		80	170	399	277
Facilities and other expenses [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 142	$ 172	$ 507	$ 535

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.